Pension, Health Care and Postretirement Benefits Other Than Pensions - Components of Net Pension Costs and Cumulative OCI (Details) - Defined Benefit Pension - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic Defined Benefit Pension Plans
Net pension costs (credits):
Service costs	$ 21,711	$ 22,291	$ 21,120
Interest costs	31,085	26,498	24,535
Expected returns on plan assets	(48,275)	(50,197)	(52,095)
Amortization of prior service costs	1,362	1,205	1,310
Amortization of actuarial losses	6,210	4,532	1,962
Ongoing pension costs (credits)	12,093	4,329	(3,168)
Settlement costs (credits)	(1,990)
Net pension costs (credits)	10,103	4,329	(3,168)
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(65,829)	18,926	15,359
Prior service costs arising during the year	844	2,081
Amortization of actuarial losses	(4,220)	(4,532)	(1,962)
Amortization of prior service costs	(1,362)	(1,205)	(1,310)
Total recognized in Cumulative other comprehensive loss	(70,567)	15,270	12,087
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	(60,464)	19,599	8,919
Foreign Defined Benefit Pension Plans
Net pension costs (credits):
Service costs	7,039	4,225	5,071
Interest costs	8,177	7,441	8,719
Expected returns on plan assets	(9,070)	(6,915)	(9,296)
Amortization of actuarial losses	1,833	1,540	1,910
Ongoing pension costs (credits)	7,979	6,291	6,404
Settlement costs (credits)	71	4,231	3,255
Net pension costs (credits)	8,050	10,522	9,659
Other changes in plan assets and projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gains) losses arising during the year	(13,960)	17,030	1,907
Amortization of actuarial losses	(1,904)	(1,540)	(1,910)
Exchange rate loss recognized during year	4,133	(11,627)	(5,830)
Total recognized in Cumulative other comprehensive loss	(11,731)	3,863	(5,833)
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$ (3,681)	$ 14,385	$ 3,826